UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Round Table Services, LLC
Address: 319 Lenox Avenue
         Westfield, NJ  07090

13F File Number:  028-12173

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christopher Cheng
Title:     Chief Compliance Officer
Phone:     908-789-7310

Signature, Place, and Date of Signing:

  /s/  Christopher Cheng     Westfield, NJ     February 03, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    40

Form 13F Information Table Value Total:    $50,940 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCENTURE PLC IRELAND          SHS CLASS A      G1151C101      215     4438 SH       SOLE                        0        0     4438
APPLE INC                      COM              037833100     1540     4775 SH       SOLE                        0        0     4775
BERKSHIRE HATHAWAY INC DEL     CL A             084670108      482        4 SH       SOLE                        0        0        4
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702      272     3400 SH       SOLE                        0        0     3400
BOARDWALK PIPELINE PARTNERS    UT LTD PARTNER   096627104      317    10186 SH       SOLE                        0        0    10186
CISCO SYS INC                  COM              17275R102      535    26465 SH       SOLE                        0        0    26465
CITIGROUP INC                  COM              172967101       49    10415 SH       SOLE                        0        0    10415
DUKE REALTY CORP               COM NEW          264411505      524    42061 SH       SOLE                        0        0    42061
ENTERPRISE PRODS PARTNERS L    COM              293792107      293     7040 SH       SOLE                        0        0     7040
EXXON MOBIL CORP               COM              30231G102      291     3984 SH       SOLE                        0        0     3984
GREAT LAKES DREDGE & DOCK CO   COM              390607109       74    10000 SH       SOLE                        0        0    10000
ISHARES INC                    MSCI PAC J IDX   464286665      305     6501 SH       SOLE                        0        0     6501
ISHARES TR                     S&P 100 IDX FD   464287101     1965    34680 SH       SOLE                        0        0    34680
ISHARES TR                     DJ SEL DIV INX   464287168     1330    26684 SH       SOLE                        0        0    26684
ISHARES TR                     BARCLYS TIPS BD  464287176     1291    12007 SH       SOLE                        0        0    12007
ISHARES TR                     FTSE XNHUA IDX   464287184      293     6800 SH       SOLE                        0        0     6800
ISHARES TR                     BARCLY USAGG B   464287226      396     3745 SH       SOLE                        0        0     3745
ISHARES TR                     MSCI EMERG MKT   464287234     2333    48965 SH       SOLE                        0        0    48965
ISHARES TR                     S&P LTN AM 40    464287390      406     7535 SH       SOLE                        0        0     7535
ISHARES TR                     MSCI EAFE IDX    464287465     1396    23974 SH       SOLE                        0        0    23974
ISHARES TR                     RUSSELL MIDCAP   464287499     2362    23214 SH       SOLE                        0        0    23214
ISHARES TR                     RUSSELL1000VAL   464287598     3689    56874 SH       SOLE                        0        0    56874
ISHARES TR                     RUSSELL1000GRW   464287614      598    10449 SH       SOLE                        0        0    10449
ISHARES TR                     RUSSELL 1000     464287622     9516   136219 SH       SOLE                        0        0   136219
ISHARES TR                     RUSSELL 2000     464287655     1387    17729 SH       SOLE                        0        0    17729
ISHARES TR                     RUSSELL 3000     464287689      278     3704 SH       SOLE                        0        0     3704
ISHARES TR                     S&P SMLCAP 600   464287804     1679    24519 SH       SOLE                        0        0    24519
ISHARES TR                     MSCI ACJPN IDX   464288182      445     6981 SH       SOLE                        0        0     6981
ISHARES TR                     MSCI ACWI EX     464288240     2778    63087 SH       SOLE                        0        0    63087
JOHNSON & JOHNSON              COM              478160104      519     8398 SH       SOLE                        0        0     8398
JPMORGAN CHASE & CO            COM              46625h100      336     7911 SH       SOLE                        0        0     7911
NGP CAP RES CO                 COM              62912R107      114    12400 SH       SOLE                        0        0    12400
POWERSHARES ETF TRUST          FINL PFD PTFL    73935X229     4195   238231 SH       SOLE                        0        0   238231
SPDR GOLD TRUST                GOLD SHS         78463v107      477     3440 SH       SOLE                        0        0     3440
SUNOCO LOGISTICS PRTNRS L P    COM UNITS        86764L108      542     6485 SH       SOLE                        0        0     6485
VANGUARD INTL EQUITY INDEX F   FTSE SMCAP ETF   922042718      576     5780 SH       SOLE                        0        0     5780
VANGUARD INTL EQUITY INDEX F   ALLWRLD EX US    922042775     5578   116868 SH       SOLE                        0        0   116868
VANGUARD SPECIALIZED PORTFOL   DIV APP ETF      921908844      421     8000 SH       SOLE                        0        0     8000
VANGUARD WORLD FDS             CONSUM STP ETF   92204A207      481     6553 SH       SOLE                        0        0     6553
VANGUARD WORLD FDS             INF TECH ETF     92204A702      662    10755 SH       SOLE                        0        0    10755